Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Loan Portfolio by Credit Rating (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans	$ 411,866	$ 365,242
Pass [Member]
Loans	403,929	361,755
Special Mention [Member]
Loans	2,137	2,707
Substandard [Member]
Loans	5,800	780
Real Estate Portfolio Segment [Member]
Loans	282,246	210,838
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans	9,779	7,528
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Pass [Member]
Loans	9,365	6,942
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Special Mention [Member]
Loans	414	415
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Substandard [Member]
Loans		171
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans	38,752	38,884
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Pass [Member]
Loans	38,743	38,567
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Substandard [Member]
Loans	9	317
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans	29,344	24,043
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Pass [Member]
Loans	27,621	24,043
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Special Mention [Member]
Loans	1,723
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans	183,822	131,820
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Pass [Member]
Loans	181,914	129,236
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Special Mention [Member]
Loans		2,292
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Substandard [Member]
Loans	1,908	292
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans	15,843	4,775
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Pass [Member]
Loans	15,843	4,775
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans	4,706	3,788
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Pass [Member]
Loans	4,706	3,788
Commercial Portfolio Segment [Member]
Loans	129,608	154,387
Commercial Portfolio Segment [Member] | Pass [Member]
Loans	125,725	154,387
Commercial Portfolio Segment [Member] | Substandard [Member]
Loans	3,883
Consumer Portfolio Segment [Member]
Loans	12	17
Consumer Portfolio Segment [Member] | Pass [Member]
Loans	$ 12	$ 17